Intangible Assets, Net	6 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 7 – Intangible assets, net

Intangible assets consist of the following:

	December 31, 2021	June 30, 2021
	(Unaudited)
Copyrights of online education academy courses	$19,198,770	$14,453,243
Less: Accumulated amortization	(4,535,698)	(2,180,917)
Carrying amount	$14,663,072	$12,272,326

Amortization expense was $2,354,781 and $211,600 for the six months ended December 31, 2021 and 2020 respectively.